LONG-TERM BANK LOANS (Details 1) (USD $)	Jun. 30, 2012	Jun. 30, 2011
2013	$ 7,914,668
2014	7,915,337
2015	7,916,055
2016	8,707,351
2017	12,384
2018 and onwards	90,247
Loans Payable to Bank	$ 32,556,042	$ 37,085,110